INCOME TAXES - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent	23.60%	72.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%
Deferred tax assets, valuation allowance			$ (25,723)	$ (6,998)
Tax effect of valuation allowance on deferred tax assets			18,725	1,144
Accrued interest and penalties			51	0
Interest and penalties recognized as expense			83	215
Net operating loss carryforwards			40,889	12,272
United States, Canada, Malaysia and Brazil
Operating Loss Carryforwards [Line Items]
Tax effect of valuation allowance on deferred tax assets			18,725	6,969
United States
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			25,462	5,563
Net operating loss carryforwards, subject to Section 382 limitation			3,044
Net operating loss carryforwards, not subject to Section 382 limitation			22,418
U.S.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 3,735